Acquisitions - Pro Forma Information (Details) - Westrock - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Business Acquisition [Line Items]
Net sales	$ 30,919	$ 32,511
Net income (loss) attributable to common shareholders	$ 650	$ (1,410)